GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total selling, general and administrative expense	$ 8,574	$ 12,926	$ 17,557
Salaries And Employee Benefits [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense		4,042	5,617
Professional Fees [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense		1,674	1,707
Office And Other Expenses [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense		4,758	8,397
Amortization [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense		446	514
Share Based Compensation [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense		$ 2,006	$ 1,322